Subsequent Events (Details) $ / shares in Units, $ in Thousands										6 Months Ended
	Oct. 01, 2023 shares	Oct. 01, 2022 shares	Aug. 04, 2022 $ / shares	Jul. 26, 2022 USD ($) Vessel shares	Jul. 14, 2022 $ / shares	Jul. 12, 2022 shares	Jul. 08, 2022 $ / shares shares	Jul. 07, 2022 USD ($) Installment	Jul. 05, 2022 USD ($) $ / shares shares	Jun. 30, 2022 $ / shares shares	May 31, 2022 $ / shares	Jan. 12, 2022 shares	Dec. 31, 2021 $ / shares shares
Subsequent Events [Abstract]
Preferred stock, shares outstanding (in shares)										20,000			20,000
Preferred shares, par value (in dollars per share) | $ / shares										$ 0.0001			$ 0.0001
Quarterly Dividend for Q1-2022 [Member]
Subsequent Events [Abstract]
Dividend payable, date declared										May 31, 2022
Dividend payable per share (in dollars per share) | $ / shares											$ 0.025
Dividend payable, date of payment										Jul. 14, 2022
Dividend payable, date of record										Jun. 28, 2022
Equity Incentive Plan [Member]
Subsequent Events [Abstract]
Shares reserved for issuance (in shares)												5,500,000
Subsequent Event [Member]
Subsequent Events [Abstract]
Contribution to spin-off subsidiary | $				$ 5,000					$ 5,000
Subsequent Event [Member] | Quarterly Dividend for Q1-2022 [Member]
Subsequent Events [Abstract]
Dividend payable per share (in dollars per share) | $ / shares					$ 0.025
Dividend payable, date of payment					Jul. 14, 2022
Dividend payable, date of record					Jun. 28, 2022
Subsequent Event [Member] | Quarterly Dividend for Q2-2022 [Member]
Subsequent Events [Abstract]
Dividend payable, date declared			Aug. 04, 2022
Dividend payable per share (in dollars per share) | $ / shares			$ 0.025
Dividend payable, date of payment			Oct. 11, 2022
Dividend payable, date of record			Sep. 25, 2022
Subsequent Event [Member] | Equity Incentive Plan [Member] | Awarded July 8, 2022 [Member] | Restricted Stock [Member]
Subsequent Events [Abstract]
Shares reserved for issuance (in shares)							4,000,000
Shares granted (in shares)							3,500,000
Weighted average grant date fair value (in dollars per share) | $ / shares							$ 0.69
Shares vested (in shares)							1,166,692
Subsequent Event [Member] | Equity Incentive Plan [Member] | Awarded July 8, 2022 [Member] | Restricted Stock [Member] | Plan [Member]
Subsequent Events [Abstract]
Shares vested (in shares)	1,166,654	1,166,654
Subsequent Event [Member] | Equity Incentive Plan [Member] | Awarded July 8, 2022 [Member] | Restricted Stock [Member] | Non-Executive Members of Board of Directors [Member]
Subsequent Events [Abstract]
Shares granted (in shares)						1,400,000
Subsequent Event [Member] | Equity Incentive Plan [Member] | Awarded July 8, 2022 [Member] | Restricted Stock [Member] | Executive Officers [Member]
Subsequent Events [Abstract]
Shares granted (in shares)						1,050,000
Subsequent Event [Member] | Equity Incentive Plan [Member] | Awarded July 8, 2022 [Member] | Restricted Stock [Member] | Certain Non-Executive Employees [Member]
Subsequent Events [Abstract]
Shares granted (in shares)						950,000
Subsequent Event [Member] | Equity Incentive Plan [Member] | Awarded July 8, 2022 [Member] | Restricted Stock [Member] | Non-Employee [Member]
Subsequent Events [Abstract]
Shares granted (in shares)						100,000
Subsequent Event [Member] | Term Sheet with Danish Ship Finance [Member]
Subsequent Events [Abstract]
Borrowing capacity | $								$ 28,000
Term of loan								5 years
Final balloon payment | $								$ 4,142
Subsequent Event [Member] | Term Sheet with Danish Ship Finance [Member] | First Six Installments [Member]
Subsequent Events [Abstract]
Number of consecutive payment installments | Installment								6
Frequency of periodic payment								quarterly
Installment payment | $								$ 1,560
Subsequent Event [Member] | Term Sheet with Danish Ship Finance [Member] | Last Fourteen Installments [Member]
Subsequent Events [Abstract]
Number of consecutive payment installments | Installment								14
Frequency of periodic payment								quarterly
Installment payment | $								$ 1,036
Subsequent Event [Member] | Term Sheet with Danish Ship Finance [Member] | SOFR [Member]
Subsequent Events [Abstract]
Margin on variable rate								2.50%
Subsequent Event [Member] | United [Member]
Subsequent Events [Abstract]
Shares issued for every 118 shares of Seanergy held (in shares)									1
Shares of Seanergy held to receive one United share (in shares)									118
Number of tanker vessels to be acquired | Vessel				4
Subsequent Event [Member] | United [Member] | Series B Preferred Shares [Member]
Subsequent Events [Abstract]
Preferred stock, shares outstanding (in shares)									40,000
Preferred shares, par value (in dollars per share) | $ / shares									$ 0.0001
Subsequent Event [Member] | United [Member] | 6.5% Series C Cumulative Convertible Perpetual Preferred Shares [Member]
Subsequent Events [Abstract]
Preferred stock, shares outstanding (in shares)				5,000					5,000
Preferred shares, dividend rate percentage									6.50%